CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Natural gas sales	$ 3,619	$ 3,671	$ 5,386
NGL sales	4,841	3,936	5,845
Crude sales	6,766	8,378	16,416
Gathering, transportation and other fees	4,003	3,997	3,517
Refined product sales (see Note 3)	1,047	9,958	19,437
Other (see Note 3)	1,551	4,352	4,874
Total revenues	21,827	34,292	55,475
COSTS AND EXPENSES:
Cost of products sold (see Note 3)	15,394	27,029	48,414
Operating expenses (see Note 3)	1,484	2,261	2,059
Depreciation, depletion and amortization	1,986	1,929	1,669
Selling, general and administrative (see Note 3)	348	475	520
Impairment losses	813	339	370
Total costs and expenses	20,025	32,033	53,032
OPERATING INCOME	1,802	2,259	2,443
OTHER INCOME (EXPENSE):
Interest expense, net	(1,317)	(1,291)	(1,165)
Equity in earnings from unconsolidated affiliates	59	469	332
Impairment of investment in an unconsolidated affiliate	(308)	0	0
Gains on acquisitions	83	0	0
Gain on sale of AmeriGas common units	0	0	177
Losses on extinguishments of debt	0	(43)	(25)
Losses on interest rate derivatives	(12)	(18)	(157)
Other, net	131	22	(12)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)	438	1,398	1,593
Income tax expense (benefit) from continuing operations	(186)	(123)	358
INCOME FROM CONTINUING OPERATIONS	624	1,521	1,235
Income from discontinued operations	0	0	64
NET INCOME	624	1,521	1,299
Less: Net income attributable to noncontrolling interest	327	157	116
Less: Net loss attributable to predecessor	0	(34)	(153)
NET INCOME ATTRIBUTABLE TO PARTNERS	297	1,398	1,336
General Partner’s interest in net income	948	1,064	513
Class H Unitholder’s interest in net income	351	258	217
Class I Unitholder’s interest in net income	8	94	0
Common Unitholders’ interest in net income (loss)	$ (1,010)	$ (18)	$ 606
INCOME (LOSS) FROM CONTINUING OPERATIONS PER COMMON UNIT:
Basic income (loss) from continuing operations per Common Unit	$ (1.37)	$ (0.06)	$ 1.05
Diluted income (loss) from continuing operations per Common Unit	(1.37)	(0.07)	1.05
NET INCOME (LOSS) PER COMMON UNIT:
Basic	(1.37)	(0.06)	1.18
Diluted	$ (1.37)	$ (0.07)	$ 1.18